Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits [Line Items]
Defined contribution plan, employer matching contribution, percent	50.00%
Deferred compensation arrangement with individual, employer contribution	$ 255,716	$ 248,355
Employee stockownership plan ESOP deferred shares	5,969
Employee Stock Ownership Plan (ESOP), compensation expense	26,267	22,785
Accrued Employee Benefits	$ 57,000